Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Investment Companies£ – 99.9%
Alternative Funds – 9.5%
Janus Henderson Diversified Alternatives Fund - Class N Shares	1,924,920	$18,633,228
Equity Funds – 38.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	654,189	6,653,104
Janus Henderson Asia Equity Fund - Class N Shares	159,829	1,681,397
Janus Henderson Contrarian Fund - Class N Shares	249,365	5,406,236
Janus Henderson Emerging Markets Fund - Class N Shares	333,326	2,929,935
Janus Henderson Enterprise Fund - Class N Shares	24,837	3,506,677
Janus Henderson Forty Fund - Class N Shares*	36,101	1,402,511
Janus Henderson Global Real Estate Fund - Class N Shares	126,498	1,654,597
Janus Henderson Global Research Fund - Class N Shares	30,532	2,466,090
Janus Henderson Global Select Fund - Class N Shares	423,303	6,332,611
Janus Henderson International Managed Volatility Fund - Class N Shares	733,739	6,361,516
Janus Henderson International Value Fund - Class N Shares	524,910	5,180,860
Janus Henderson Large Cap Value Fund - Class N Shares	500,863	7,032,113
Janus Henderson Mid Cap Value Fund - Class N Shares	262,365	4,058,786
Janus Henderson Overseas Fund - Class N Shares	269,550	8,253,633
Janus Henderson Small Cap Value Fund - Class N Shares	105,309	2,288,356
Janus Henderson Triton Fund - Class N Shares	114,660	3,575,107
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	488,939	5,730,361
		74,513,890
Fixed Income Funds – 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	755,535	7,986,010
Janus Henderson Global Bond Fund - Class N Shares	7,973,158	77,419,367
Janus Henderson Short-Term Bond Fund - Class N Shares	5,764,156	17,407,752
		102,813,129
Total Investments (total cost $182,311,849) – 99.9%		195,960,247
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		204,537
Net Assets – 100%		$196,164,784

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/19
Investment Companies - 99.9%
Alternative Funds - 9.5%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(13,435)	$-	$(213,845)	$18,633,228
Equity Funds - 38.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	-	243,471	-	(359,941)	6,653,104
Janus Henderson Asia Equity Fund - Class N Shares	-	13	-	(31,368)	1,681,397
Janus Henderson Contrarian Fund - Class N Shares	-	8,305	-	115,907	5,406,236
Janus Henderson Emerging Markets Fund - Class N Shares	-	(8,441)	-	(229,615)	2,929,935
Janus Henderson Enterprise Fund - Class N Shares	-	315,867	-	(273,295)	3,506,677
Janus Henderson Forty Fund - Class N Shares*	-	153,426	-	(105,756)	1,402,511
Janus Henderson Global Real Estate Fund - Class N Shares	9,562	746,010	-	(624,357)	1,654,597
Janus Henderson Global Research Fund - Class N Shares	-	943,103	-	(937,528)	2,466,090

Investment Companies - 99.9%
Equity Funds - 38.0%
Janus Henderson Global Select Fund - Class N Shares	-	3,647	-	26,182	6,332,611
Janus Henderson International Managed Volatility Fund - Class N Shares	-	1,878	-	(121,101)	6,361,516
Janus Henderson International Value Fund - Class N Shares	-	(7,635)	-	(68,465)	5,180,860
Janus Henderson Large Cap Value Fund - Class N Shares	-	(13,335)	-	111,934	7,032,113
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(8,181)	-	118,809	4,058,786
Janus Henderson Overseas Fund - Class N Shares	-	129,951	-	(289,218)	8,253,633
Janus Henderson Small Cap Value Fund - Class N Shares	-	(61,644)	-	90,361	2,288,356
Janus Henderson Triton Fund - Class N Shares	-	40,516	-	(158,881)	3,575,107
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	75,643	-	98,907	5,730,361
Total Equity Funds	$9,562	$2,562,596	$-	$(2,637,425)	$74,513,890
Fixed Income Funds - 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	69,229	541,379	-	(397,024)	7,986,010
Janus Henderson Global Bond Fund - Class N Shares	322,536	14,874	-	820,473	77,419,367
Janus Henderson Short-Term Bond Fund - Class N Shares	104,846	(4,886)	-	63,719	17,407,752
Total Fixed Income Funds	$496,611	$551,367	$-	$487,168	$102,813,129
Total Affiliated Investments - 99.9%	$506,173	$3,100,529	$-	$(2,364,102)	$195,960,247

(1) For securities that were affiliated for a portion of the period ended September 30, 2019, this column reflects amounts for the entire period ended September 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 99.9%
Alternative Funds - 9.5%
Janus Henderson Diversified Alternatives Fund - Class N Shares	1,871,054	107,807	(53,941)	1,924,920
Equity Funds - 38.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,040,479	3,418	(389,708)	654,189
Janus Henderson Asia Equity Fund - Class N Shares	121,967	42,298	(4,436)	159,829
Janus Henderson Contrarian Fund - Class N Shares	146,456	109,773	(6,864)	249,365
Janus Henderson Emerging Markets Fund - Class N Shares	381,527	1,716	(49,917)	333,326
Janus Henderson Enterprise Fund - Class N Shares	33,293	129	(8,585)	24,837
Janus Henderson Forty Fund - Class N Shares*	57,565	189	(21,653)	36,101
Janus Henderson Global Real Estate Fund - Class N Shares	326,133	1,411	(201,046)	126,498
Janus Henderson Global Research Fund - Class N Shares	58,544	161	(28,173)	30,532
Janus Henderson Global Select Fund - Class N Shares	309,072	125,954	(11,723)	423,303

Investment Companies - 99.9%
Equity Funds - 38.0%
Janus Henderson International Managed Volatility Fund - Class N Shares	612,538	141,626	(20,425)	733,739
Janus Henderson International Value Fund - Class N Shares	537,045	2,693	(14,828)	524,910
Janus Henderson Large Cap Value Fund - Class N Shares	456,982	57,877	(13,996)	500,863
Janus Henderson Mid Cap Value Fund - Class N Shares	148,305	121,272	(7,212)	262,365
Janus Henderson Overseas Fund - Class N Shares	311,550	1,389	(43,389)	269,550
Janus Henderson Small Cap Value Fund - Class N Shares	167,097	550	(62,338)	105,309
Janus Henderson Triton Fund - Class N Shares	117,054	826	(3,220)	114,660
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	442,135	60,467	(13,663)	488,939
Fixed Income Funds - 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	1,596,900	10,561	(851,926)	755,535
Janus Henderson Global Bond Fund - Class N Shares	7,573,391	622,453	(222,686)	7,973,158
Janus Henderson Short-Term Bond Fund - Class N Shares	3,787,160	2,135,526	(158,530)	5,764,156

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$18,633,228	$-	$-
Equity Funds	74,513,890	-	-
Fixed Income Funds	102,813,129	-	-
Total Assets	$195,960,247	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.